Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated (Deficit) [Member]	Total
Beginning balance at Dec. 31, 2018	$ 49,260	$ (49,260)	$ (11,994)	$ (11,994)
Beginning balance, shares at Dec. 31, 2018	627,000
Net (Loss)			(4,515)	(4,515)
Ending balance at Dec. 31, 2019	$ 49,260	(49,260)	(16,509)	(16,509)
Ending balance, shares at Dec. 31, 2019	627,000
Net (Loss)			(297,519)	(297,519)
Private placement	$ 3,511	347,582		$ 351,093
Private placement, shares	35,109,000			35,109,231
Stock issued for services	$ 10,362			$ 10,362
Stock issued for services, shares	103,623,000
Stock issued to VitaNova Partners LLC	$ 5,561			5,561
Stock issued to VitaNova Partners LLC, shares	55,613,000
Ending balance at Dec. 31, 2020	$ 68,694	298,322	(314,028)	52,988
Ending balance, shares at Dec. 31, 2020	194,972,000
Net (Loss)			(192,804)	(192,804)
Private placement	$ 2,051	202,985		205,036
Private placement, shares	20,500,000
Ending balance at Mar. 31, 2021	$ 70,745	$ 501,307	$ (506,832)	$ 65,220
Ending balance, shares at Mar. 31, 2021	215,472,000